FORM 24F-2 - CASH RESERVE CERTIFICATE

1.   NAME AND ADDRESS OF ISSUER:

     Ameriprise Certificate Company
     1099 Ameriprise Financial Center
     Minneapolis, MN 55474

2. THE MEMO OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OF CLASSES):

     [X]

3.   INVESTMENT COMPANY ACT FILE NUMBER:

     811-00002

     SECURITIES ACT FILE NUMBER:

     2-68296

4(A). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:

     December 31, 2009

4(B). CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E. MORE THAN 90 CALENDAR
     DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR).

     [ ]

4(C). CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.

     [ ]

5.   CALCULATION OF REGISTRATION FEE:

(I). AGGREGATE SALE PRICE OF SECURITIES SOLD
     DURING THE FISCAL YEAR PURSUANT TO
     SECTION 24(F):                                              $ 47,453,113.00

(II). AGGREGATE PRICE OF SECURITIES REDEEMED
     OR REPURCHASED DURING THE FISCAL YEAR:    $ 79,501,568.96

(III). AGGREGATE PRICE OF SECURITIES REDEEMED
     OR REPURCHASED DURING ANY PRIOR FISCAL
     YEAR ENDING NO EARLIER THAN OCTOBER 11,
     1995 THAT WERE NOT PREVIOUSLY USED TO
     REDUCE REGISTRATION FEES PAYABLE TO THE
     COMMISSION:                               $186,579,263.84

(IV). TOTAL AVAILABLE REDEMPTION CREDITS (ADD
     ITEMS 5(II) AND 5(III):                                     $266,080,832.80

(V). NET SALES -- IF ITEM 5(I) IS GREATER
     THAN ITEM 5(IV) [SUBTRACT ITEM 5(IV)
     FROM ITEM 5(I)]:                                            $          0.00

(VI). REDEMPTION CREDITS AVAILABLE FOR USE IN
     FUTURE YEARS -- IF ITEM 5(I) IS LESS
     THAN ITEM 5(IV) [SUBTRACT ITEM 5(IV)
     FROM ITEM 5(I)]:                         ($218,627,719.80)

(VII). MULTIPLIER FOR DETERMINING
     REGISTRATION FEE                                            $     0.0000713

(VIII). REGISTRATION FEE DUE (MULTIPLY ITEM
     5(V) BY ITEM 5(VII) (ENTER "0" IF NO FEE
     IS DUE):                                                    $          0.00
                                                                 ===============

6.   PREPAID SHARES

     IF THE RESPONSE TO ITEM 5(I) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE REGISTERED UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24E-2 AS IN EFFECT BEFORE (EFFECTIVE DATE OF RESCISSION OF RULE 24E-2), THEN REPORT THE AMOUNT OF SECURITIES (NUMBER OF SHARES OR OTHER UNITS) DEDUCTED HERE: 0. IF THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE REGISTERED PURSUANT TO RULE 24E-2 REMAINING UNSOLD AT THE END OF THE FISCAL YEAR FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE 0.

7.   INTEREST DUE - IF THIS FORM IS BEING
     FILED MORE THAN 90 DAYS AFTER THE END OF
     THE ISSUER'S FISCAL YEAR:                                   $          0.00

8.   TOTAL OF THE AMOUNT OF THE REGISTRATION
     FEE DUE PLUS ANY INTEREST DUE [LINE
     5(VIII) PLUS LINE 7]:                                       $          0.00

9.   DATE THE REGISTRATION FEE AND ANY
     INTEREST PAYMENT WAS SENT TO THE
     COMMISSION'S LOCKBOX DEPOSITORY:

     METHOD OF DELIVERY:

     [ ]  WIRE TRANSFER

     [ ]  MAIL OR OTHER MEANS

SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY (SIGNATURE AND TITLE)*               /s/ William F. Truscott
                                        ----------------------------------------
                                        William F. Truscott
                                        President, Ameriprise Certificate
                                        Company

DATE March 24, 2010

*    Please print the name and title of the signing officer below the signature.